Components of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Jul. 01, 2016	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 310,739		$ 283,073
Accumulated depreciation and amortization	(193,466)		(166,597)
Property and equipment, net	$ 117,273	$ 130,845	116,476
Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment useful life	3 years
Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment useful life	25 years
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 266		266
Property, Plant and Equipment useful life	Indefinite
Building and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 26,187		25,741
Building and Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment useful life	3 years
Building and Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment useful life	25 years
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 128,352		121,502
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment useful life	2 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment useful life	7 years
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 42,495		33,780
Software | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment useful life	3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment useful life	10 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,065		11,596
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment useful life	3 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment useful life	8 years
Surgical Implant Instrumentation
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 97,489		78,275
Property, Plant and Equipment useful life	5 years
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,885		$ 11,913
Property, Plant and Equipment useful life	N/A